Income tax - Income tax expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal					$ 0	$ 0	$ 0
State					144	110	0
Total Current					144	110	0
Deferred:
Federal					101	217	0
State					598	60	0
Total Deferred			$ 250	$ 349	699	277	0
Income tax expense	$ 211	$ 241	$ 336	$ 416	$ 843	$ 387	$ 0